Basis of Preparation - Additional Information (Detail) - $ / $	Sep. 26, 2019	Jun. 30, 2019
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars		19.2089
Changes in foreign exchange rates [member]
Disclosure of detailed information about investment property [line items]
Conversion rate of Mexican pesos to U.S. dollars	19.4587
Increase decrease in foreign currency exchange rate	1.00%